EMPLOYEE BENEFITS - Amounts Recognized in Consolidated income Statement (Details) - State defined benefit plans - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Current service cost	€ 0	€ 0	€ 0
Interest expense	467	518	22
Total recognized in the consolidated income statement	€ 467	€ 518	€ 22